NATIXIS FUNDS

Supplement dated February 15, 2022 to the Summary Prospectuses and Prospectuses dated June 1, 2021 and December 15, 2021, as may be revised or supplemented from time to time, for the following funds:

Natixis Sustainable Future 2015 Fund®	Natixis Sustainable Future 2045 Fund®
Natixis Sustainable Future 2020 Fund®	Natixis Sustainable Future 2050 Fund®
Natixis Sustainable Future 2025 Fund®	Natixis Sustainable Future 2055 Fund®
Natixis Sustainable Future 2030 Fund®	Natixis Sustainable Future 2060 Fund®
Natixis Sustainable Future 2035 Fund®	Natixis Sustainable Future 2065 Fund®
Natixis Sustainable Future 2040 Fund®

(each a “Fund” and together the “Funds”)

Effective March 1, 2022, Manuel Coeslier of Mirova US LLC (“Mirova US”) will no longer serve as a portfolio manager of the Funds. Accordingly, effective March 1, 2022, all references and corresponding disclosure related to Mr. Coeslier is hereby deleted.

Effective March 1, 2022, Anna Vaananen of Mirova US will join the portfolio management team of each Fund.

Accordingly, effective March 1, 2022, under “Mirova US” within the “Portfolio Managers” subsection in the “Management” section within each Fund Summary is amended to include the following:

Anna Vaananen has served as a portfolio manager of the Fund since 2022.

Ms. Vaananen is an employee of Mirova, the parent company of Mirova US, and provides portfolio management through a personnel-sharing arrangement between Mirova and Mirova US.

Effective March 1, 2022, under “Mirova US” within the subsection “Meet the Funds’ Portfolio Managers” in the section “Management Team” in the Prospectus is amended to include the following:

Anna Vaananen has served as a co-portfolio manager of the Mirova US Climate Ambition Equity Segment of each Fund since 2022. Ms. Vaananen serves as an equity portfolio manager at Mirova, which she joined in 2020. Prior to joining Mirova, she was a fund manager at FIM Asset Management. Ms. Vaananen graduated from the University of Helsinki with a Master’s degree in Economics. She has over 25 years of investment industry experience.

Ms. Vaananen is an employee of Mirova, the parent company of Mirova US, and provides portfolio management through a personnel-sharing arrangement between Mirova and Mirova US.

NATIXIS FUNDS

Supplement dated February 15, 2022 to the Statements of Additional Information dated June 1, 2021 and December 15, 2021, as may be revised or supplemented from time to time, for the following funds:

Natixis Sustainable Future 2015 Fund®	Natixis Sustainable Future 2045 Fund®
Natixis Sustainable Future 2020 Fund®	Natixis Sustainable Future 2050 Fund®
Natixis Sustainable Future 2025 Fund®	Natixis Sustainable Future 2055 Fund®
Natixis Sustainable Future 2030 Fund®	Natixis Sustainable Future 2060 Fund®
Natixis Sustainable Future 2035 Fund®	Natixis Sustainable Future 2065 Fund®
Natixis Sustainable Future 2040 Fund®

(each a “Fund” and together the “Funds”)

Effective March 1, 2022, Manuel Coeslier of Mirova US LLC (“Mirova US”) will no longer serve as a portfolio manager of the Funds. Accordingly, effective March 1, 2022, all references and corresponding disclosure related to Mr. Coeslier is hereby deleted.

Effective March 1, 2022, Anna Vaananen of Mirova US will join the portfolio management team of each Fund.

Accordingly, effective March 1, 2022, the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information” are amended to include the following:

Portfolio Managers’ Management of Other Accounts

The following table provides information on the other accounts managed by Anna Vaananen as of December 31, 2021:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Anna Vaananen	0	$0	0	$0	3	$1.5 billion	0	$0	0	$0	0	$0

Portfolio Managers’ Ownership of Fund Shares

As of December 31, 2021, Ms. Vaananen did not own any shares of the Funds.